GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Going Concern
Net loss	$ (140,684)	$ (27,041)	$ (662,959)	$ (521,870)	$ (628,641)	$ (460,661)
Net cash used in operating activities			(113,219)	(33,921)	(132,578)	(105,196)
Revenues					194,481	13,511
Working capital deficit	$ (935,414)		$ (935,414)		$ (660,230)	$ (1,417,890)	$ (1,037,965)